Note 3 - Trade Receivables (Details) - Allowance for Doubtful Accounts	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Allowance for Doubtful Accounts [Abstract]
Balance at the beginning of the year	¥ 4,502,766	$ 695,108	¥ 3,682,874	¥ 2,811,934
Provision for the year	7,888,892	1,217,835	1,962,403	1,874,355
Write-offs	(2,893,663)	(446,705)	(1,142,511)	(1,003,415)
Balance at the end of the year	¥ 9,497,995	$ 1,466,238	¥ 4,502,766	¥ 3,682,874